Cash and cash equivalents - Summary of Cash and Cash Equivalents (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Cash and cash equivalents [abstract]
Cash at banks and in hand		₨ 23,922	$ 317	₨ 42,371
Short-term deposits	[1]	26,676	354	29,920
Cash and cash equivalents		₨ 50,598	$ 671	₨ 72,291

[1]	Short-term deposits are made for periods of between one day and three months, depending on the immediate cash requirements of the respective companies, and earn interest at the respective short-term deposit rates.